Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.0%
ANZ Group Holdings Ltd.	112,423	$1,980,870
ASX Ltd.	7,381	296,813
Commonwealth Bank of Australia	63,174	5,977,596
Insurance Australia Group Ltd.	89,674	469,015
Macquarie Group Ltd.	13,346	1,825,238
Medibank Pvt Ltd.	104,810	245,664
National Australia Bank Ltd.	116,024	2,658,379
QBE Insurance Group Ltd.	57,409	681,782
Suncorp Group Ltd.	48,061	564,660
Westpac Banking Corp.	129,785	2,590,636
		17,290,653
Austria — 0.2%
Erste Group Bank AG	12,394	767,140
Belgium — 0.3%
Ageas SA	6,490	315,544
Groupe Bruxelles Lambert NV	3,166	216,478
KBC Group NV	9,796	756,342
		1,288,364
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	204,052	339,066
Banco do Brasil SA	108,991	422,634
NU Holdings Ltd./Cayman Islands, Class A(a)	121,567	1,259,434
		2,021,134
Canada — 6.4%
Bank of Montreal	27,646	2,683,919
Bank of Nova Scotia (The)	46,655	2,505,339
Brookfield Asset Management Ltd., Class A	14,146	767,207
Brookfield Corp., Class A	54,135	3,111,506
Canadian Imperial Bank of Commerce	35,783	2,263,556
Intact Financial Corp.	6,698	1,219,568
Manulife Financial Corp.	66,130	2,031,584
National Bank of Canada	12,915	1,177,350
Power Corp. of Canada	20,347	634,707
Royal Bank of Canada	53,416	6,440,614
Sun Life Financial Inc.	21,630	1,284,302
Toronto-Dominion Bank (The)	65,943	3,510,813
		27,630,465
Chile — 0.1%
Banco de Chile	1,638,214	186,190
Banco Santander Chile, ADR	5,382	101,504
		287,694
China — 2.0%
Bank of China Ltd., Class H	3,137,000	1,596,296
China Construction Bank Corp., Class H	3,717,720	3,080,036
China Merchants Bank Co. Ltd., Class H	125,500	640,599
Industrial & Commercial Bank of China Ltd., Class H	2,799,000	1,866,044
Ping An Insurance Group Co. of China Ltd., Class H	240,000	1,408,645
		8,591,620
Colombia — 0.0%
Bancolombia SA, ADR	4,327	136,344
Denmark — 0.2%
Danske Bank A/S	25,956	735,922
Tryg A/S	13,099	276,314
		1,012,236
Finland — 0.2%
Sampo OYJ, Class A	19,408	792,718
Security	Shares	Value
France — 1.5%
AXA SA	65,130	$2,317,951
BNP Paribas SA	37,901	2,326,998
Credit Agricole SA	38,079	523,949
Edenred SE	8,992	295,621
Euronext NV(b)	3,639	408,249
Societe Generale SA	26,887	754,597
		6,627,365
Germany — 2.6%
Allianz SE, Registered	14,787	4,544,973
Commerzbank AG	37,770	620,277
Deutsche Bank AG, Registered	75,686	1,306,105
Deutsche Boerse AG	7,079	1,630,691
Hannover Rueck SE	2,257	565,196
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,042	2,544,004
		11,211,246
Hong Kong — 1.1%
AIA Group Ltd.	412,000	2,959,339
Hong Kong Exchanges & Clearing Ltd.	45,200	1,691,778
		4,651,117
Ireland — 0.2%
AIB Group PLC	59,903	331,258
Bank of Ireland Group PLC	38,663	352,585
		683,843
Italy — 1.7%
Banco BPM SpA	57,792	467,919
FinecoBank Banca Fineco SpA	23,237	405,549
Generali	40,692	1,151,253
Intesa Sanpaolo SpA	591,404	2,372,012
Mediobanca Banca di Credito Finanziario SpA	22,550	329,319
Nexi SpA(a)(b)	29,544	164,446
UniCredit SpA	61,677	2,470,061
		7,360,559
Japan — 5.0%
Dai-ichi Life Holdings Inc.	36,200	964,597
Daiwa Securities Group Inc.	52,100	343,794
Japan Exchange Group Inc.	39,400	437,160
Japan Post Holdings Co. Ltd.	71,500	673,368
Mitsubishi UFJ Financial Group Inc.	465,700	5,436,910
Mizuho Financial Group Inc.	95,510	2,331,642
MS&AD Insurance Group Holdings Inc.	50,000	1,079,875
Nomura Holdings Inc.	110,700	642,263
ORIX Corp.	43,800	940,994
Resona Holdings Inc.	87,800	632,931
Sompo Holdings Inc.	37,600	974,226
Sumitomo Mitsui Financial Group Inc.	148,100	3,554,434
Sumitomo Mitsui Trust Group Inc.	27,254	636,640
T&D Holdings Inc.	20,700	378,887
Tokio Marine Holdings Inc.	74,600	2,677,254
		21,704,975
Mexico — 0.1%
Grupo Financiero Banorte SAB de CV, Class O	94,499	607,167
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(b)	15,800	243,819
Adyen NV(a)(b)	1,178	1,750,600
Aegon Ltd.	43,122	256,606
ASR Nederland NV	5,677	270,009
EXOR NV, NVS	3,386	310,414
ING Groep NV	125,342	1,964,307

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	10,899	$475,289
		5,271,044
Norway — 0.2%
DNB Bank ASA	33,010	659,026
Peru — 0.1%
Credicorp Ltd.	2,525	462,883
Singapore — 1.3%
DBS Group Holdings Ltd.	76,060	2,437,378
Oversea-Chinese Banking Corp. Ltd.	144,900	1,769,675
United Overseas Bank Ltd.	58,500	1,553,518
		5,760,571
South Korea — 0.3%
KB Financial Group Inc.	13,955	785,819
Shinhan Financial Group Co. Ltd.	19,424	629,859
		1,415,678
Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	216,932	2,122,555
Banco de Sabadell SA	208,757	405,672
Banco Santander SA	584,179	2,702,557
CaixaBank SA	146,398	794,820
		6,025,604
Sweden — 1.5%
EQT AB	13,259	366,530
Industrivarden AB, Class A	5,505	174,008
Industrivarden AB, Class C	5,726	180,859
Investor AB, Class A	21,394	565,645
Investor AB, Class B	68,774	1,821,612
Nordea Bank Abp	132,836	1,446,999
Skandinaviska Enskilda Banken AB, Class A	62,620	858,150
Svenska Handelsbanken AB, Class A	58,512	604,139
Swedbank AB, Class A	34,644	684,078
		6,702,020
Switzerland — 2.6%
Baloise Holding AG, Registered	1,762	319,280
Julius Baer Group Ltd.	7,850	509,240
Partners Group Holding AG	831	1,128,741
Swiss Life Holding AG, Registered	1,072	827,657
Swiss Re AG	11,042	1,599,263
UBS Group AG, Registered	121,538	3,721,095
Zurich Insurance Group AG	5,524	3,285,485
		11,390,761
Taiwan — 0.6%
Cathay Financial Holding Co. Ltd.	367,521	764,397
CTBC Financial Holding Co. Ltd.	744,000	885,686
Fubon Financial Holding Co. Ltd.	337,320	927,633
		2,577,716
United Kingdom — 4.6%
3i Group PLC	36,934	1,644,051
abrdn PLC	71,399	125,821
Admiral Group PLC	9,920	327,717
Aviva PLC	101,578	595,359
Barclays PLC	546,034	1,826,590
Hargreaves Lansdown PLC	13,377	183,562
HSBC Holdings PLC	682,090	6,700,236
Intermediate Capital Group PLC	10,560	272,176
Legal & General Group PLC	219,859	631,287
Lloyds Banking Group PLC	2,289,833	1,563,790
London Stock Exchange Group PLC	17,418	2,458,635
M&G PLC	84,307	208,628
Security	Shares	Value
United Kingdom (continued)
NatWest Group PLC, NVS	245,935	$1,232,442
Phoenix Group Holdings PLC	30,554	194,697
Prudential PLC	100,524	797,760
Schroders PLC	34,990	141,434
St. James's Place PLC	20,714	224,265
Standard Chartered PLC	75,574	930,406
		20,058,856
United States — 59.2%
Aflac Inc.	18,873	1,952,223
Allstate Corp. (The)	10,019	1,931,563
American Express Co.	21,007	6,234,668
American International Group Inc.	23,546	1,714,149
Ameriprise Financial Inc.	3,662	1,949,759
Aon PLC, Class A	8,164	2,932,182
Apollo Global Management Inc.	16,873	2,786,745
Arch Capital Group Ltd.	14,096	1,301,766
Arthur J Gallagher & Co.	9,423	2,674,719
Assurant Inc.	1,949	415,566
Bank of America Corp.	251,982	11,074,609
Bank of New York Mellon Corp. (The)	27,446	2,108,676
Berkshire Hathaway Inc., Class B(a)	69,190	31,362,443
Blackrock Inc.(c)	5,495	5,632,979
Blackstone Inc., NVS	27,226	4,694,307
Brown & Brown Inc.	8,925	910,529
Capital One Financial Corp.	14,392	2,566,381
Cboe Global Markets Inc.	3,956	773,002
Charles Schwab Corp. (The)	56,430	4,176,384
Chubb Ltd.	14,151	3,909,921
Cincinnati Financial Corp.	5,866	842,944
Citigroup Inc.	71,391	5,025,213
Citizens Financial Group Inc.	16,636	727,991
CME Group Inc.	13,588	3,155,541
Corpay Inc.(a)	2,618	885,984
Discover Financial Services	9,527	1,650,362
Erie Indemnity Co., Class A, NVS	950	391,619
Everest Group Ltd.	1,596	578,486
FactSet Research Systems Inc.	1,428	685,840
Fidelity National Information Services Inc.	20,322	1,641,408
Fifth Third Bancorp	25,312	1,070,191
Fiserv Inc.(a)	21,475	4,411,395
Franklin Resources Inc.	11,545	234,248
Global Payments Inc.	9,542	1,069,277
Globe Life Inc.	3,169	353,407
Goldman Sachs Group Inc. (The)	11,849	6,784,974
Hartford Financial Services Group Inc. (The)	10,943	1,197,164
Huntington Bancshares Inc./Ohio	54,619	888,651
Intercontinental Exchange Inc.	21,670	3,229,047
Invesco Ltd.	17,320	302,754
Jack Henry & Associates Inc.	2,791	489,262
JPMorgan Chase & Co.	106,273	25,474,701
KeyCorp	37,418	641,345
KKR & Co. Inc.	25,474	3,767,859
Loews Corp.	6,864	581,312
M&T Bank Corp.	6,241	1,173,370
MarketAxess Holdings Inc.	1,441	325,724
Marsh & McLennan Companies Inc.	18,539	3,937,869
Mastercard Inc., Class A	30,942	16,293,129
MetLife Inc.	21,955	1,797,675
Moody's Corp.	5,882	2,784,362
Morgan Stanley	46,826	5,886,965
MSCI Inc., Class A	2,955	1,773,030
Nasdaq Inc.	15,702	1,213,922

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Northern Trust Corp.	7,482	$766,905
PayPal Holdings Inc.(a)	37,844	3,229,985
PNC Financial Services Group Inc. (The)	14,978	2,888,507
Principal Financial Group Inc.	7,867	608,985
Progressive Corp. (The)	22,113	5,298,496
Prudential Financial Inc.	13,439	1,592,925
Raymond James Financial Inc.	6,907	1,072,864
Regions Financial Corp.	34,495	811,322
S&P Global Inc.	11,985	5,968,890
State Street Corp.	11,066	1,086,128
Synchrony Financial	14,697	955,305
T Rowe Price Group Inc.	8,331	942,153
Travelers Companies Inc. (The)	8,569	2,064,186
Truist Financial Corp.	50,111	2,173,815
U.S. Bancorp	58,860	2,815,274
Visa Inc., Class A	65,232	20,615,921
W R Berkley Corp.	11,295	660,983
Wells Fargo & Co.	125,681	8,827,833
Willis Towers Watson PLC	3,793	1,188,119
		255,938,188
Total Common Stocks — 99.1% (Cost: $378,738,401)		428,926,987
Preferred Stocks
Brazil — 0.4%
Banco Bradesco SA, Preference Shares, ADR	202,446	386,672
Itau Unibanco Holding SA, Preference Shares, ADR	184,666	915,943
Security	Shares	Value
Brazil (continued)
Itausa SA, Preference Shares, NVS	217,788	$311,127
		1,613,742
Total Preferred Stocks — 0.4% (Cost: $2,661,254)		1,613,742
Total Long-Term Investments — 99.5% (Cost: $381,399,655)		430,540,729
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	610,000	610,000
Total Short-Term Securities — 0.2% (Cost: $610,000)		610,000
Total Investments — 99.7% (Cost: $382,009,655)		431,150,729
Other Assets Less Liabilities — 0.3%		1,448,909
Net Assets — 100.0%		$432,599,638

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$17,679,067	$—	$(17,682,254)(b)	$3,134	$53	$—	—	$12,309 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	100,000 (b)	—	—	—	610,000	610,000	27,216	—
BlackRock Inc.	4,622,033	1,879,144	(1,818,217)	115,569	834,450	5,632,979	5,495	84,089	—
				$118,703	$834,503	$6,242,979		$123,614	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	9	03/21/25	$1,352	$(31,651)
Euro STOXX 50 Index	5	03/21/25	253	(6,080)
FTSE 100 Index	3	03/21/25	307	(4,343)
				$(42,074)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$288,679,989	$140,246,998	$—	$428,926,987
Preferred Stocks	1,302,615	311,127	—	1,613,742
Short-Term Securities
Money Market Funds	610,000	—	—	610,000
	$290,592,604	$140,558,125	$—	$431,150,729
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(31,651)	$(10,423)	$—	$(42,074)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares